Third Party Guarantees, Other Contingent Assets and Liabilities, and Other Commitments - Other Information - Additional Information (Detail) MW in Millions								1 Months Ended				12 Months Ended
	Apr. 01, 2020 ARS ($)	Nov. 24, 2019	Sep. 12, 2019 ARS ($)	Aug. 27, 2019 ARS ($)	Mar. 29, 2019 ARS ($)	Jan. 01, 2019 ARS ($)	Mar. 20, 2018 item MW	Feb. 29, 2020 ARS ($)	Jan. 31, 2020 ARS ($)	Aug. 31, 2019 ARS ($) installment	Jun. 30, 2016 ARS ($)	Dec. 31, 2019 ARS ($) installment agreement employee	Dec. 31, 2019 USD ($) installment agreement employee	Dec. 31, 2018 ARS ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($) item	Dec. 31, 2019 USD ($) installment	May 31, 2019 ARS ($)	May 10, 2019 ARS ($)	Jan. 31, 2019 ARS ($)	Dec. 31, 2018 USD ($)	Sep. 16, 2014 ARS ($)	Jan. 27, 2014 ARS ($)	Dec. 31, 2013 ARS ($)
Disclosure Of Other Provisions [Line Items]
Outstanding amount of loan																$ 68,868,000	$ 29,474,000				$ 40,867,000
Energy supply contract term passed												10 years	10 years
Trusts contracts and return contracts term												48 months	48 months
Grace term of trusts contracts and return contracts term												12 months	12 months
Repayment of debt													$ 4,782,344,000		$ 4,301,358,000	1,127,892,000
Disbursements received													$ 4,898,823,000		4,538,165,000	1,503,047,000
Liabilities																	$ 17,530,198,000				$ 18,564,456,000
Percentage of employer contributions for service and marketing sector companies												20.40%	20.40%
Percentage of employer contributions for other sector companies												18.00%	18.00%
Services sector limit												$ 481,570,000
Market sector limit												1,700,590,000
Basic deduction												7,003.68
Increased deduction												17,509.20
Additional deduction												$ 10,000
Number of workers | employee												25	25
Tax rate on cash withdrawals		1.20%
Regular tax rate on cash withdrawals		0.60%
Maximum tax amounts on Imports up to 10000													$ 180
Maximum tax amounts on Imports up to 1000000													$ 150,000
Tax rate on foreign transaction												30.00%	30.00%
Minimum amount of uniform salary	$ 4,000
Amount of salary should paid								$ 1,000	$ 3,000
Voluntary retirement plan expenses													$ 106,433,000		$ 91,376,000	$ 90,202,000
Total tax income (expense) using statutory rate												27.00%	27.00%	27.00%	27.00%	25.50%
Argentina | Tax Revaluation [Member]
Disclosure Of Other Provisions [Line Items]
Reduced residual amount of price-level restated revaluation in the first year												60.00%	60.00%
Reduced residual amount of price-level restated revaluation in the second year												30.00%	30.00%
Maximum difference permitted on revaluation of non-exchangeable real estate assets and depreciable fixed assets made by an independent appraiser												50.00%	50.00%
Top of Range
Disclosure Of Other Provisions [Line Items]
Statistical rate on consumption of imports												3.00%	3.00%
Bottom of range
Disclosure Of Other Provisions [Line Items]
Statistical rate on consumption of imports												2.50%	2.50%
CAMMESA loan debt | Argentina
Disclosure Of Other Provisions [Line Items]
Extraordinary Investment Plan																								$ 2,050,000,000
Enel Generacion El Chocon S.A. | Edenor
Disclosure Of Other Provisions [Line Items]
Receivables																		$ 209,700,000
Payables																		230,100,000
Enel Generación Costanera S.A. (formerly Endesa Costanera) | Tax Revaluation [Member]
Disclosure Of Other Provisions [Line Items]
Special tax assessed amount					$ 213,985,574
Central Dock Sud S.A. | Tax Revaluation [Member]
Disclosure Of Other Provisions [Line Items]
Special tax assessed amount					$ 182,197,241
Edesur | CAMMESA loan debt
Disclosure Of Other Provisions [Line Items]
Number of annual installments | installment												5					5
Interest capitalization waiting period												365 days	365 days
Loan commitment for anticipated expenditures																						$ 264,300,000
Value of assignments											$ 235,099			$ 95,712
Edesur | Enel Generacion El Chocon S.A.
Disclosure Of Other Provisions [Line Items]
Transfer of loans										$ 1,738,000,000
Number of monthly installments | installment										42
Grace period										18 months
CAMMESA [Member]
Disclosure Of Other Provisions [Line Items]
Payment of mutual indebtedness			$ 183,567,144
Mutual offset of indebtedness																		$ 439,800,000
Liabilities												$ 4,439,808		$ 8,229,831
CAMMESA [Member] | Availability Agreements for Combined Cycles and Turbosteam [Member]
Disclosure Of Other Provisions [Line Items]
Number of cycle gas turbine | item																2
Units in operation | item							2
Net capacity | MW							778,884
CAMMESA [Member] | Enel Generación Costanera S.A. (formerly Endesa Costanera)
Disclosure Of Other Provisions [Line Items]
Loans assigned																				$ 1,224,320,220
Number of installments of refund of assigned loan | installment												36	36
Term of each calendar month												10 days	10 days
Number of capital commitments | installment												19	19
Repayment of debt				$ 171,730,596
Number of addenda to the loan agreement | agreement												7	7
CAMMESA [Member] | Edesur
Disclosure Of Other Provisions [Line Items]
Number of installments agreed upon | installment												120	120
Number of installments collected | installment												10	10
Number of installments offset | installment												10	10
Number of installments transferred | installment												10	10
Number of installments of loan paid | installment										10		10	10
Outstanding amount of loan												$ 1,738,000,000							$ 4,753,000,000
Repayment of debt						$ 903,000,000
Amount financed for first segment of work																							$ 205,700,000
Disbursements received												$ 2,671,747